Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Accrued expenses	¥ 32,704	$ 5,012	¥ 43,571
Recognized losses	¥ 4,489	$ 668	¥ 37,461	¥ 16,259